Net Earnings (Loss) per Share	12 Months Ended
Apr. 28, 2018
Net Earnings (Loss) per Share
7.	Net Earnings (Loss) per Share

In accordance with ASC 260-10-45, Share-Based Payment Arrangements and Participating Securities and the Two-Class Method, unvested share-based payment awards that contain rights to receive non-forfeitable dividends are considered participating securities. The Company’s unvested restricted shares and unvested restricted stock units granted prior to July 15, 2015 and shares issuable under the Company’s deferred compensation plan were considered participating securities. Cash dividends to restricted stock units and performance-based stock units granted on or after July 15, 2015 are not distributed until and except to the extent that the restricted stock units vest, and in the case of performance-based stock units, until and except to the extent that the performance metrics are achieved or are otherwise deemed satisfied. Stock options do not receive cash dividends. As such, these awards are not considered participating securities.

Basic earnings per common share are calculated by dividing the net income, adjusted for preferred dividends and income allocated to participating securities, by the weighted average number of common shares outstanding during the period. Diluted net income per common share reflects the dilution that would occur if any potentially dilutive instruments were exercised or converted into common shares. The dilutive effect of participating securities is calculated using the more dilutive of the treasury stock method or two-class method. Other potentially dilutive securities include preferred stock, stock options, restricted stock units granted after July 15, 2015, and performance-based stock units and are included in diluted shares to the extent they are dilutive under the treasury stock method for the applicable periods.

During periods of net loss, no effect is given to the participating securities because they do not share in the losses of the Company. Due to the net loss during fiscal 2018 and fiscal 2016, participating securities in the amounts of 127,509 and 2,163,190, respectively, were excluded from the calculation of loss per share using the two-class method because the effect would be antidilutive. The Company’s outstanding non-participating securities consisting of dilutive stock options and restricted stock units of 38,584, 140,341 and 129,450 for fiscal 2018, fiscal 2017 and fiscal 2016, respectively, and accretion/payments of dividends on preferred shares in fiscal 2006 were also excluded from the calculation of loss per share using the two-class method because the effect would be antidilutive.

The following is a reconciliation of the Company’s basic and diluted income (loss) per share calculation:

	Fiscal 2018	Fiscal 2017	Fiscal 2016
Numerator for basic income (loss) per share:
Net income (loss) from continuing operations	$(125,480)	22,023	14,700
Inducement fee paid upon conversion of Series J preferred stock	—	—	(3,657)
Preferred stock dividends paid in shares	—	—	(1,783)
Accretion of dividends on preferred stock	—	—	(4,204)
Less allocation of dividends to participating securities	(80)	(576)	(1,219)

Net income (loss) from continuing operations available to common shareholders	(125,560)	21,447	3,837
Net loss from discontinued operations available to common shareholders	—	—	(39,146)

Net income (loss) available to common shareholders	$(125,560)	21,447	(35,309)

Numerator for diluted income (loss) per share:
Net income (loss) from continuing operations available to common shareholders	$(125,560)	21,447	3,837
Accretion of dividends on preferred stock (a)	—	—	—
Allocation of undistributed earnings to participating securities	—	—	—
Less diluted allocation of undistributed earnings to participating securities	—	—	—

Net income (loss) from continuing operations available to common shareholders	(125,560)	21,447	3,837
Net loss from discontinued operations available to common shareholders	—	—	(39,146)

Net income (loss) available to common shareholders	$(125,560)	21,447	(35,309)

Denominator for basic income (loss) per share:
Basic weighted average common shares	72,588	72,188	72,410
Denominator for diluted income (loss) per share:
Basic weighted average shares	72,588	72,188	72,410
Average dilutive options	—	63	118
Average dilutive non-participating securities	—	77	14

Diluted weighted average common shares	72,588	72,328	72,542

Basic income (loss) per common share:
Income (loss) from continuing operations	$(1.73)	0.30	0.05
Loss from discontinued operations	—	—	(0.54)

Basic income (loss) per common share	$(1.73)	0.30	(0.49)

Diluted income (loss) per common share:
Income (loss) from continuing operations	$(1.73)	0.30	0.05
Loss from discontinued operations	—	—	(0.54)

Diluted income (loss) per common share	$(1.73)	0.30	(0.49)

(a)

Although the Company was in a net income position during fiscal 2016, the dilutive effect of the Company’s convertible preferred shares was excluded from the calculation of income per share using the two-class method because the effect would be antidilutive.